Eaton Vance

New Jersey Municipal Income Fund

October 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 93.2%

Security	Principal Amount (000’s omitted)	Value
Education — 4.9%
Essex County Improvement Authority, NJ, (Friends of TEAM Charter Schools, Inc.), 4.00%, 6/15/56	$1,550	$1,722,174
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	1,765	1,955,232
New Jersey Educational Facilities Authority, (Princeton University):
5.00%, 3/1/28	2,555	3,206,371
5.00%, 3/1/38	1,280	1,676,608
5.00%, 7/1/42	1,000	1,205,250

		$9,765,635

Escrowed/Prerefunded — 1.2%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 6/1/22, 5.00%, 6/1/32	$2,250	$2,312,033

		$2,312,033

General Obligations — 19.3%
Bergen County, NJ:
2.00%, 6/1/34	$530	$532,067
2.00%, 6/1/35	340	340,136
2.00%, 6/1/36	335	333,563
2.00%, 6/1/37	925	916,416
2.00%, 6/1/38	780	769,220
2.00%, 6/1/39	790	774,966
Bergen County Improvement Authority, NJ, 5.00%, 8/1/42	1,250	1,604,262
Burlington County Bridge Commission, NJ:
5.00%, 8/1/27	400	491,988
5.00%, 8/1/30	500	618,985
5.00%, 8/1/31	410	505,661
5.00%, 8/1/32	250	307,603
5.00%, 10/1/36	1,000	1,199,600
Chester Township, NJ:
2.00%, 10/1/29	1,415	1,473,553
2.00%, 10/1/30	495	511,226
East Brunswick Board of Education, NJ, 4.00%, 8/1/34	1,200	1,423,152
East Brunswick, NJ:
2.00%, 7/15/30	2,875	2,969,242
2.00%, 2/15/31	250	258,708
2.00%, 2/15/32	505	519,130
2.00%, 2/15/33	515	524,661
Essex County, NJ:
2.00%, 9/1/31	1,095	1,132,416
2.00%, 9/1/32	2,935	3,008,522
Gloucester County Improvement Authority, NJ, 4.00%, 4/1/35	2,000	2,248,260

Security	Principal Amount (000’s omitted)	Value
Hazlet Board of Education, NJ:
4.00%, 2/1/25	$125	$138,300
4.00%, 2/1/26	125	141,466
Jersey City, NJ, 5.00%, 11/1/33	800	973,160
Livingston Township, NJ:
4.00%, 1/15/36	500	600,210
5.00%, 1/15/30	500	650,660
Monmouth County Improvement Authority, NJ:
3.00%, 12/1/34	175	196,663
3.00%, 12/1/35	350	392,714
3.00%, 12/1/36	100	111,931
4.00%, 12/1/36	580	697,085
Morris County Improvement Authority, NJ:
3.00%, 3/1/34	235	266,098
3.00%, 3/1/35	145	163,751
3.00%, 3/1/36	150	168,768
3.00%, 3/1/37	260	291,671
3.00%, 3/1/39	275	306,468
3.00%, 3/1/41	290	321,329
3.00%, 3/1/44	930	1,022,693
4.00%, 3/1/32	220	270,448
4.00%, 3/1/33	230	282,003
New Jersey:
2.00%, 6/1/29	1,250	1,293,625
2.00%, 6/1/30	1,250	1,279,362
4.00%, 6/1/30	1,000	1,202,550
Ocean City, NJ, 2.00%, 10/15/30	2,205	2,277,258
Passaic County Improvement Authority, NJ:
3.00%, 8/15/36	110	120,831
3.00%, 8/15/38	150	163,938
4.00%, 8/15/32	185	223,621
4.00%, 8/15/33	110	132,680
4.00%, 8/15/34	100	120,281
Piscataway Township, NJ, 2.00%, 10/15/37	1,600	1,563,488
Princeton, NJ, 2.00%, 12/15/31	1,030	1,060,879

		$38,897,268

Hospital — 16.2%
Camden County Improvement Authority, NJ, (Cooper Health System):
5.00%, 2/15/35	$750	$812,325
5.75%, 2/15/42	1,100	1,160,225
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	175	175,641
New Jersey Health Care Facilities Financing Authority, (AtlantiCare Health System Obligated Group):
4.00%, 7/1/35	750	902,017
4.00%, 7/1/37	710	850,062
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	500	544,560
New Jersey Health Care Facilities Financing Authority, (Hackensack Meridian Health Obligated Group), 5.00%, 7/1/28	100	122,575

Security	Principal Amount (000’s omitted)	Value
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):
5.00%, 7/1/32	$590	$701,362
5.00%, 7/1/39	2,750	3,249,702
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital):
5.00%, 7/1/32	50	56,105
5.00%, 7/1/33	1,155	1,295,356
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group):
4.00%, 7/1/45	1,500	1,754,265
5.00%, 7/1/31	2,355	2,793,572
5.00%, 7/1/33	4,300	5,092,146
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group):
3.00%, 7/1/32	1,100	1,161,050
3.125%, 7/1/33	835	884,866
4.00%, 7/1/48	3,000	3,271,770
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group):
5.00%, 7/1/28	1,000	1,176,200
5.00%, 7/1/29	500	587,135
New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group), 4.00%, 7/1/39	5,230	6,058,118

		$32,649,052

Housing — 1.4%
New Jersey Housing and Mortgage Finance Agency, SFMR, (AMT), 3.80%, 10/1/32	$2,565	$2,772,021

		$2,772,021

Industrial Development Revenue — 4.3%
New Jersey Economic Development Authority, (Middlesex Water Co.), (AMT), 5.00%, 8/1/59	$3,000	$3,550,200
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), 3.375%, 4/1/38	3,000	3,103,950
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 2.20% to 12/3/29 (Put Date), 10/1/39	1,850	1,941,002

		$8,595,152

Insured – Education — 0.7%
Atlantic County Improvement Authority, NJ, (Stockton University Atlantic City Campus Phase II):
(AGM), 5.00%, 7/1/30	$100	$129,314
(AGM), 5.00%, 7/1/31	100	131,550
(AGM), 5.00%, 7/1/32	100	131,112
(AGM), 5.00%, 7/1/33	150	196,206
(AGM), 5.00%, 7/1/34	100	130,436
(AGM), 5.00%, 7/1/35	135	175,735
New Jersey Educational Facilities Authority, (William Paterson University):
(AGM), 4.00%, 7/1/36	135	160,127
(AGM), 5.00%, 7/1/24	160	178,312
(AGM), 5.00%, 7/1/26	130	153,949
(AGM), 5.00%, 7/1/28	60	74,246

		$1,460,987

Security	Principal Amount (000’s omitted)	Value
Insured – Electric Utilities — 1.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,020	$3,290,169

		$3,290,169

Insured – Escrowed/Prerefunded — 0.7%
Bayonne, NJ, (AGM), Prerefunded to 8/1/25, 5.00%, 8/1/26	$865	$1,009,377
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), Escrowed to Maturity, 5.25%, 7/1/26	380	458,474

		$1,467,851

Insured – General Obligations — 5.1%
Atlantic City, NJ:
(AGM), 4.00%, 3/1/42	$250	$277,477
(AGM), 5.00%, 3/1/37	1,500	1,772,175
Bayonne, NJ, (AGM), 5.00%, 8/1/25	615	713,566
East Orange, NJ:
(AGM), 5.00%, 10/15/29	130	166,160
(AGM), 5.00%, 10/15/30	175	221,296
(AGM), 5.00%, 10/15/31	400	502,916
Irvington Township, NJ, (AGM), 0.00%, 7/15/23	3,775	3,726,982
Lakewood Township, NJ:
(BAM), 4.00%, 11/1/26	250	288,620
(BAM), 4.00%, 11/1/27	120	140,780
Newark Board of Education, NJ, Sustainability Bonds, (BAM), 4.00%, 7/15/37	430	512,182
Paterson, NJ, (BAM), 5.00%, 1/15/26	1,305	1,372,286
Trenton, NJ, (BAM), 5.00%, 12/1/26	500	588,685

		$10,283,125

Insured – Special Tax Revenue — 7.8%
Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/24	$6,000	$5,833,560
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	6,500	6,169,475
(AGC), 0.00%, 7/1/27	1,900	1,766,202
(NPFG), 5.25%, 7/1/26	1,620	1,946,867

		$15,716,104

Insured – Transportation — 1.4%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$2,214,949
South Jersey Transportation Authority, NJ, (AGM), 5.00%, 11/1/33	500	629,990

		$2,844,939

Lease Revenue/Certificates of Participation — 1.4%
Burlington County Bridge Commission, NJ:
4.00%, 4/1/32	$635	$777,253
4.00%, 4/1/34	500	608,875
4.00%, 4/1/35	350	425,169
New Jersey Economic Development Authority, (School Facilities Construction), 4.00%, 6/15/36	900	1,044,072

		$2,855,369

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 3.6%
Bergen County Improvement Authority, NJ:
4.00%, 2/15/32	$475	$585,832
5.00%, 2/15/31	200	266,518
Mercer County Improvement Authority, NJ:
4.00%, 4/1/32	1,500	1,768,395
5.00%, 4/1/34	1,000	1,259,100
Monmouth County Improvement Authority, NJ:
5.00%, 3/1/28	625	784,337
5.00%, 3/1/29	500	642,215
5.00%, 3/1/30	570	747,356
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	1,000	1,214,850

		$7,268,603

Senior Living/Life Care — 1.9%
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey):
5.00%, 7/1/29	$1,250	$1,338,350
5.00%, 7/1/34	2,450	2,546,677

		$3,885,027

Special Tax Revenue — 0.1%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$100	$122,359

		$122,359

Student Loan — 2.1%
New Jersey Higher Education Student Assistance Authority:
(AMT), 1.07%, (3 mo. USD LIBOR + 0.95%), 6/1/36(2)	$2,040	$2,042,326
(AMT), 3.25%, 12/1/29	1,195	1,237,363
(AMT), 4.00%, 12/1/34	910	966,265

		$4,245,954

Transportation — 19.5%
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/39	$1,000	$1,158,130
Delaware River Port Authority of Pennsylvania and New Jersey:
5.00%, 1/1/28	2,000	2,201,180
5.00%, 1/1/33	1,000	1,253,750
5.00%, 1/1/35	2,270	2,825,878
5.00%, 1/1/36	1,250	1,551,450
Middlesex County Improvement Authority, NJ, (New Brunswick Parking Deck):
4.00%, 9/1/46	1,360	1,615,789
5.00%, 9/1/32	525	701,363
New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/37	1,500	1,742,490
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	302,368
New Jersey Economic Development Authority, (Transit Transportation Project):
4.00%, 11/1/38	375	426,221
4.00%, 11/1/39	375	424,669
New Jersey Transportation Trust Fund Authority, (Transportation Program):
3.00%, 6/15/50	95	96,935
4.00%, 6/15/40	1,500	1,720,140
5.00%, 6/15/35(3)	1,000	1,264,040
5.00%, 6/15/38	3,220	3,902,189
New Jersey Transportation Trust Fund Authority, (Transportation System), 4.00%, 6/15/34	1,000	1,171,280

Security	Principal Amount (000’s omitted)	Value
New Jersey Turnpike Authority:
4.00%, 1/1/48	$580	$661,728
4.00%, 1/1/51	2,495	2,867,628
5.00%, 1/1/31	375	438,949
5.00%, 1/1/45	2,780	3,145,181
Newark Housing Authority, NJ, (Newark Marine Terminal), 4.00%, 1/1/37	1,500	1,658,160
Port Authority of New York and New Jersey:
(AMT), 5.00%, 10/15/34	2,305	2,652,179
(AMT), 5.00%, 10/15/35	2,530	2,996,279
(AMT), 5.00%, 11/15/36	1,160	1,370,818
South Jersey Transportation Authority, NJ, 5.00%, 11/1/31	1,000	1,106,830

		$39,255,624

Total Tax-Exempt Municipal Obligations — 93.2% (identified cost $177,243,315)		$187,687,272

Taxable Municipal Obligations — 5.5%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 3.0%
Atlantic City, NJ, 7.50%, 3/1/40	$455	$629,706
Cape May County, NJ, 1.55%, 9/15/29	1,470	1,437,351
Monroe Township Board of Education, NJ:
1.126%, 3/1/26	585	576,635
1.357%, 3/1/27	500	490,635
1.547%, 3/1/28	500	489,420
1.735%, 3/1/29	680	665,197
2.729%, 8/1/33	700	728,819
2.849%, 8/1/35	1,000	1,046,250

		$6,064,013

Transportation — 2.5%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(4)	$4,250	$5,020,312

		$5,020,312

Total Taxable Municipal Obligations — 5.5% (identified cost $10,460,619)		$11,084,325

Total Investments — 98.7% (identified cost $187,703,934)		$198,771,597

Other Assets, Less Liabilities — 1.3%		$2,575,508

Net Assets — 100.0%		$201,347,105

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2021, 17.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 9.3% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2021, the aggregate value of these securities is $122,359 or 0.1% of the Fund’s net assets.

(2)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2021.

(3)	When-issued/delayed delivery security.

(4)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guarantee Corp.

SFMR	-	Single Family Mortgage Revenue

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at October 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$187,687,272	$—	$187,687,272
Taxable Municipal Obligations	—	11,084,325	—	11,084,325
Total Investments	$—	$198,771,597	$—	$198,771,597

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.